Stockholders’ Deficit and Mezzanine Equity - Schedule of Outstanding Stock Warrants (Details) - Warrants [Member] - USD ($)		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Jun. 30, 2025
Class of Warrant or Right [Line Items]
Warrants outstanding, number of shares, ending balance	8,156,087	8,056,087	8,056,087
Warrants outstanding, weighted average shares, ending balance	$ 4.72	$ 4.76	$ 4.76
Warrants outstanding, weighted average remaining life (years), ending balance	1 year 8 months 12 days	2 months 12 days	8 months 12 days
Warrants outstanding, intrinsic value, ending balance	$ 26,716,879	$ 26,116,879	$ 26,116,879
Warrants exercisable, number of shares, ending balance	8,069,238	8,056,087	8,056,087
Warrants exercisable, weighted average shares, ending balance	$ 4.75	$ 4.76	$ 4.76
Warrants exercisable, weighted average remaining life (years), ending balance	1 year 8 months 12 days	2 months 12 days	8 months 12 days
Warrants exercisable, intrinsic value, ending balance	$ 26,195,785	$ 26,116,879	$ 26,116,879
Warrants issued, number of shares,			(100,000)
Warrants issued, weighted average shares
Warrants issued, weighted average remaining life (years)
Warrants issued, intrinsic value
Warrants expired and forfeited, number of shares,
Warrants expired and forfeited, weighted average shares
Warrants expired and forfeited, weighted average remaining life (years)
Warrants expired and forfeited, intrinsic value
Warrants exercised, number of shares,
Warrants exercised, weighted average shares
Warrants exercised, weighted average remaining life (years)
Warrants exercised, intrinsic value